DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

Miluna Acquisition Corp (the “Company”) is a blank check company incorporated in the Cayman Islands on June 24, 2025. The Company was formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). While the Company may pursue an acquisition opportunity in any business, industry, sector or geographical location, the Company intends to focus on industries that complement our management team’s background, and to capitalize on the ability of our management team to identify and acquire a business.

At June 30, 2026, the Company had not yet commenced any operations. All activities through June 30, 2026, were related to the Company’s formation and the Initial Public Offering (as defined below). Since the IPO, the Company’s activity has been limited to the costs in pursuit of the consummation of an initial business combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company’s sponsor is MilunaC Technology Limited (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on September 30, 2025. On October 22, 2025, the Company filed a subsequent registration statement pursuant to Section 462(b) of the Securities Act of 1933, as amended, and also in connection with its Initial Public Offering, which subsequent registration statement became automatically effective upon its filing. On October 24, 2025, the Company consummated its Initial Public Offering of 6,000,000 units (the “Units” and, with respect to the Ordinary Shares included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $60,000,000 (the “Initial Public Offering” or “IPO”). The Company granted the underwriter a 45-day option to purchase up to an additional 900,000 Units at the Initial Public Offering price to cover over-allotments, if any.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company consummated the private placement of an aggregate of 194,100 units (the “Private Units”) to the Sponsor at a price of $10.00 per Unit, generating gross proceeds of $1,941,000 (the “Private Placement”). (see Note 4).

On October 25, 2025, the underwriters of the IPO notified the Company of their full exercise of the over-allotment option and purchased 900,000 additional units (the “Option Units”) at $10.00 per unit upon the closing of the over-allotment option, generating gross proceeds of $9,000,000. The over-allotment option closed on October 28, 2025. Simultaneously with the consummation of the closing of the over-allotment option, the Company consummated the private placement of an aggregate of 9,000 Private Units to the Sponsor at a price of $10.00 per Unit, generating gross proceeds of $90,000. An amount of $9,000,000 from the net proceeds of the sale of the over-allotment option and the Private Units was further placed in the trust account.

Total transaction costs amounted to $1,889,764, consisting of $690,000 cash underwriting fee, $509,764 other offering costs and $690,000 deferred underwriting fee.

Following the closing of the Initial Public Offering on October 24, 2025 and closing of the over-allotment option on October 28, 2025, an amount of $69,000,000 (from the net proceeds of the sale of the Units in the Initial Public Offering and over-allotment option and a portion of the proceeds from the sale of the Private Units) was placed in a trust account (the “Trust Account”), and will be invested only in U.S. government treasury obligations with a maturity of 185 days or less, in money market funds investing solely in U.S. government treasury obligations and meeting certain conditions under Rule 2a-7 under the Investment Company Act and in cash or cash like items (including demand deposit accounts) at a bank; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company holds investments in the trust account, the Company may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank.

The Company will either (i) seek shareholder approval of our initial business combination at a meeting called for such purpose at which public shareholders may seek to convert their public shares, regardless of whether they vote for or against the proposed business combination or abstain from voting, into their pro rata portion of the aggregate amount then on deposit in the trust account, including interest (net of taxes payable) or (ii) provide our public shareholders with the opportunity to sell their public shares to us by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the trust account, including interest (net of taxes payable).

The shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter. These ordinary shares were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

Unlike other blank check companies which require shareholder votes and conduct proxy solicitations in conjunction with their initial business combinations and related redemptions of public shares for cash upon consummation of such initial business combination even when a vote is not required by law, the Company will have the flexibility to avoid such shareholder vote and allow our shareholders to sell their shares pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act which regulate issuer tender offers. In that case, the Company will file tender offer documents with the SEC which will contain substantially the same financial and other information about the initial business combination as is required under the SEC’s proxy rules.

The sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to any insider shares, private placement shares included in any private units and public shares they hold in connection with the completion of our initial business combination, (ii) waive their redemption rights with respect to any insider shares, private placement shares included in any private units and public in connection with the implementation of, following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension and further provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination, or (B) with respect to any other material provisions relating to (x) the rights of holders of our ordinary shares or (y) pre-initial business combination activity; and (iii) waive their rights to liquidating distributions from the trust account with respect to any insider shares or private placement shares included in private units they hold if we fail to consummate an initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension, and provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination (although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension and further provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination).

The Company will have until 18 months from the closing of the Initial Public Offering, with three one-month extensions at the option of the sponsor by depositing into the trust account, for each one-month extension, $198,000, or $227,700 if the underwriters’ over-allotment option is exercised in full ($0.033 per unit in either case) (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which the Company must consummate our initial business combination) or until such earlier liquidation date as our board of directors (the “Board”) may approve, to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but no more than ten business days thereafter, subject to lawfully available funds, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals (less up to $100,000 of interest to pay liquidation expenses), divided by the number of the then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) subject to applicable law; and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our Board, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.

The underwriter has agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the trust account to below $10.00 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the trust account and except as to any claims under our indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, our sponsor will not be responsible to the extent of any liability for such third-party claims. However, our sponsor may not be able to satisfy those obligations. Other than as described above, none of our officers or directors will indemnify us for claims by third parties including, without limitation, claims by vendors and prospective target businesses. We have not independently verified whether our sponsor has sufficient funds to satisfy its indemnity obligations. We therefore believe it is unlikely our sponsor would be able to satisfy its indemnity obligations if it were required to do so. However, we believe the likelihood of our sponsor having to indemnify the trust account is limited because we will endeavor to have all vendors and prospective target businesses as well as other entities execute agreements with us waiving any right, title, interest or claim of any kind in or to monies held in the trust account.

On February 17, 2026, the Company received a letter of resignation (the “Resignation Letter”) from Ms. Mei Chi Tsai. Pursuant to the Resignation Letter, Ms. Tsai resigned from her position as a member of the Board and from all the committees on which she served, effective February 17, 2026.

On February 25, 2026, the Board appointed Ms. Yajuan Ding to serve as a director of the Company commencing on the same day. The Board determined that Ms. Ding qualifies as an “independent director” under the Nasdaq Stock Market Listing Rules.

On April 23, 2026, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Kukugan Invest, a Cayman Islands exempted company (“Parent”), and CADV Ventures S.A., a Polish company and a wholly-owned subsidiary of Parent. Pursuant to the Business Combination Agreement, Parent will merge with and into the Company, with the Company continuing as the surviving company, and as a result of which, CADV.AI will become a wholly-owned subsidiary of the Company. Upon the closing of the transactions contemplated by the Business Combination Agreement, the combined company will be renamed Kukugan Corp. The Business Combination Agreement and related agreements are further described in the Company’s Current Report on Form 8-K filed with the SEC on April 27, 2026. Other than as specifically discussed, this report does not assume the closing of the transactions contemplated by the Business Combination Agreement.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

MILUNA ACQUISITION CORP (the “Company”) is a blank check company incorporated in the Cayman Islands on June 24, 2025. The Company was formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). While the Company may pursue an acquisition opportunity in any business, industry, sector or geographical location, the Company intends to focus on industries that complement our management team’s background, and to capitalize on the ability of our management team to identify and acquire a business.

At December 31, 2025, the Company had not yet commenced any operations. All activity through December 31, 2025 related to the Company’s formation and the Initial Public Offering (as defined below). The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company’s sponsor is MilunaC Technology Limited (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on September 30, 2025. On October 22, 2025, the Company filed a subsequent registration statement pursuant to Section 462(b) of the Securities Act of 1933, as amended, and also in connection with its Initial Public Offering, which subsequent registration statement became automatically effective upon its filing. On October 24, 2025, the Company consummated its Initial Public Offering of 6,000,000 units (the “Units” and, with respect to the Ordinary Shares included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $60,000,000 (the “Initial Public Offering” or “IPO”). The Company granted the underwriter a 45-day option to purchase up to an additional 900,000 Units at the Initial Public Offering price to cover over-allotments, if any.

Simultaneously with the consummation of the closing of the Offering, the Company consummated the private placement of an aggregate of 194,100 units (the “Private Units”) to the Sponsor at a price of $10.00 per Unit, generating gross proceeds of $1,941,000 (the “Private Placement”). (see Note 4).

On October 25, 2025, the underwriters of the IPO notified the Company of their fully exercise of the over-allotment option and purchased 900,000 additional units (the “Option Units”) at $10.00 per unit upon the closing of the over-allotment option, generating gross proceeds of $9,000,000. The over-allotment option closed on October 28, 2025. Simultaneously with the consummation of the closing of the over-allotment option, the Company consummated the private placement of an aggregate of 9,000 Private Units to the Sponsor at a price of $10.00 per Unit, generating gross proceeds of $90,000. An amount of $9,000,000 from the net proceeds of the sale of the over-allotment option and the Private Units was further placed in the trust account.

Total transaction costs amounted to $1,889,764, consisting of $690,000 cash underwriting fee, $509,764 other offering costs and $690,000 deferred underwriting fee.

Following the closing of the Initial Public Offering on October 24, 2025 and closing of the over-allotment option on October 28, 2025, an amount of $69,000,000 (from the net proceeds of the sale of the Units in the Initial Public Offering and over-allotment option and a portion of the proceeds from the sale of the Placement Units was placed in a trust account (the “Trust Account”), and will be invested only in U.S. government treasury obligations with a maturity of 185 days or less, in money market funds investing solely in U.S. government treasury obligations and meeting certain conditions under Rule 2a-7 under the Investment Company Act and in cash or cash like items (including demand deposit accounts) at a bank; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that the Company might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that the Company hold investments in the trust account, the Company may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank.

The Company will either (i) seek shareholder approval of our initial business combination at a meeting called for such purpose at which public shareholders may seek to convert their public shares, regardless of whether they vote for or against the proposed business combination or abstain from voting, into their pro rata portion of the aggregate amount then on deposit in the trust account, including interest (net of taxes payable) or (ii) provide our public shareholders with the opportunity to sell their public shares to us by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the trust account, including interest (net of taxes payable).

The shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter. These ordinary shares was recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

Unlike other blank check companies which require shareholder votes and conduct proxy solicitations in conjunction with their initial business combinations and related redemptions of public shares for cash upon consummation of such initial business combination even when a vote is not required by law, the Company will have the flexibility to avoid such shareholder vote and allow our shareholders to sell their shares pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act which regulate issuer tender offers. In that case, the Company will file tender offer documents with the SEC which will contain substantially the same financial and other information about the initial business combination as is required under the SEC’s proxy rules.

The sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to any insider shares, private placement shares included in any private units and public shares they hold in connection with the completion of our initial business combination, (ii) to waive their redemption rights with respect to any insider shares, private placement shares included in any private units and public in connection with the implementation of, following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension and further provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination, or (B) with respect to any other material provisions relating to (x) the rights of holders of our ordinary shares or (y) pre-initial business combination activity; and (iii) waive their rights to liquidating distributions from the trust account with respect to any insider shares or private placement shares included in private units they hold if we fail to consummate an initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension, and provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination (although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if we fail to complete our initial business combination within 18 months from the closing of the Initial Public Offering, subject to extension up to 21 months by means of three one-month extensions provided that $0.033 per public share is deposited into the trust account for each one-month extension and further provided that the Company has entered into an agreement for an initial business combination within that 18-month period, to complete an initial business combination).

The Company will have until 18 months from the closing of the Initial Public Offering, with three one-month extensions at the option of the sponsor by depositing into the trust account, for each one-month extension, $198,000, or $227,700 if the underwriters’ over-allotment option is exercised in full ($0.033 per unit in either case) (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which the Company must consummate our initial business combination) or until such earlier liquidation date as our board of directors may approve, to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but no more than ten business days thereafter, subject to lawfully available funds, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals (less up to $100,000 of interest to pay liquidation expenses), divided by the number of the then-outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) subject to applicable law; and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.

The underwriter has agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the trust account to below $10.00 per share (whether or not the underwriters’ over-allotment option is exercised in full), except as to any claims by a third party who executed a waiver of any and all rights to seek access to the trust account and except as to any claims under our indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, our sponsor will not be responsible to the extent of any liability for such third party claims. However, our sponsor may not be able to satisfy those obligations. Other than as described above, none of our officers or directors will indemnify us for claims by third parties including, without limitation, claims by vendors and prospective target businesses. We have not independently verified whether our sponsor has sufficient funds to satisfy its indemnity obligations. We therefore believe it is unlikely our sponsor would be able to satisfy its indemnity obligations if it were required to do so. However, we believe the likelihood of our sponsor having to indemnify the trust account is limited because we will endeavor to have all vendors and prospective target businesses as well as other entities execute agreements with us waiving any right, title, interest or claim of any kind in or to monies held in the trust account.

CADV Ventures S.A [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

1. Organization

CADV Ventures S.A. (the “Company” or “CADV”), was incorporated in The Republic of Poland, on January 8, 2013. The Company is focusing on providing services in second-line technical support for server and cloud infrastructure. The main revenue stream includes providing intellectual technology support services (“IT support”), outsourced human resource service and licensing service. The Company is controlled by Kogom Ltd (“Kogom”), a private limited company incorporated under the laws of England and Wales.

a. Reorganization

On January 6, 2026, Clomar Solutions Corp. (“Clomar”) completed a series of reorganization transactions (collectively, the “Reorganization”) with Kogom Ltd., pursuant to which Clomar acquired 100% of the outstanding equity interests of CADV. The Reorganization consisted of the following steps: (i) an Exchange Agreement between Clomar and Kogom Ltd., pursuant to which Clomar acquired all of the outstanding equity interests of CADV from Kogom Ltd. in exchange for 99,900 newly issued shares of Clomar common stock (the “Exchange”), representing 99.9% of the total issued and outstanding shares of Clomar immediately following the Share Exchange; (ii) a Transfer Agreement between Kogom Ltd. and Shang Ju Lin, pursuant to which Kogom transferred 99,900 shares of Clomar common stock, representing 99.9% of the total issued shares of Clomar, to Shang Ju Lin at a consideration of US$100; and (iii) a re-domiciliation of Clomar from its prior jurisdiction to the Cayman Islands (the “Re-domicile”), following which Clomar changed its name to Kukugan Invest. The substance of the Reorganization was evaluated and concluded that the acquisition of CADV should be accounted for as a business combination under ASC 805, with Clomar identified as the accounting acquirer and CADV as the accounting acquiree. This conclusion was based on an assessment of the factors set forth in ASC 805-10-55-11 through 55-15, including the relative voting rights in the combined entity and the composition of the governing body and senior management of the combined entity. Upon completion of the Reorganization, the ultimate controlling shareholder of CADV was changed to Shang Ju Lin.

On April 23, 2026, Miluna Acquisition Corp. (“SPAC” or “Miluna”), Kukugan and the Company entered into a Business Combination Agreement (the “BCA”). Pursuant to the BCA, Kukugan will merge with and into Miluna, with Miluna continuing as the surviving company (the “Merger”), and following the Merger, Miluna will be renamed Kukugan Corp (“PubCo”). As a result of the Merger, CADV will become a wholly-owned subsidiary of PubCo. At the closing of the Business Combination, all issued and outstanding ordinary shares of Parent will be cancelled and converted into the right of the shareholders of Parent to receive newly issued PubCo ordinary shares. The Merger will be accounted for as a reverse recapitalization accordance with U.S. GAAP. Kukugan will be treated as the accounting acquirer and Miluna as the accounting acquiree.

As of the date of this report, the Reorganization is substantially completed, except for the on-going process of registration of the shareholder change for the Company in the Republic of Poland.

The financial statement only reflects the standalone financial position and result of operations of the Company.

Kukugan Invest [Member]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS

1. ORGANIZATION AND PRINCIPAL ACTIVITES

The financial statement is presented in US Dollars (“US$”), the entity’s functional currency. The figures shown in the financial statement is rounded to the nearest dollar.

Kukugan Invest (“the Company”), was incorporated as an offshore holding company under the laws of the Delaware on September 3, 2025 with the original name as Clomar Solutions Corp. The Company is controlled by Mr. Shang Ju Lin (“Mr. Lin”).

The Company has completed a reorganization process. Upon the completion of the reorganization, CADV Ventures S.A. (“CADV”) (incorporated January 8, 2013), a Polish company, will become the Company’s primary operating subsidiary. After the reorganization, the Company performed procedures which will ultimately re-domicile the Company from Delaware, United States of America to Cayman Islands for the De-SPAC purpose (the “Re-domicile”). After the Re-domicile, the Company’s name was changed to Kukugan Invest (“Kukugan”).

On April 23, 2026, Miluna Acquisition Corp. (“Miluna”), the Company and CADV entered into a Business Combination Agreement (the “BCA”). Pursuant to the BCA, the Company will merge with and into Miluna, with Miluna continuing as the surviving company (the “Merger”), and following the Merger, Miluna will be renamed PubCo. As a result of the Merger, CADV will become a wholly-owned subsidiary of PubCo. At the closing of the business combination, all issued and outstanding ordinary shares of the Company will be cancelled and converted into the right of the shareholders of the Company to receive newly issued PubCo ordinary shares. The Merger will be accounted for as a reverse recapitalization accordance with U.S. GAAP. The Company will be treated as the accounting acquirer and Miluna as the accounting acquiree.

The Company did not have any activity outside of the formation and share issuance as of December 31, 2025. As of the date of this report, the Reorganization is substantially completed, except for the on-going process of registration of the shareholder change for CADV in the Republic of Poland.

The financial statement only reflects the standalone financial position of the Company.

1. Organization

Kukugan Invest (“Kukugan”), was incorporated as an offshore holding company under the laws of the Delaware, United States of America on September 3, 2025 with the original name as Clomar Solutions Corp (“Clomar”). Subsequently, Kukugan performed procedures to re-domicile the jurisdiction from Delaware, United States of America to Cayman Islands, with its name changed to Kukugan. Kukugan, through its subsidiary, CADV Ventures S.A. (“CADV”) (collectively as the “Group”) principally engaged in the provision of services in second-line technical support for server and cloud infrastructure. The main revenue stream includes providing intellectual technology support services (“IT support”), IT migration service, outsourced human resource service, software testing and development service and licensing service in the Republic of Poland. The Company is controlled by Mr. Shang Ju Lin (“Mr. Lin”), a citizen of the Republic of China (Taiwan).

Reorganization

CADV was incorporated in the Republic of Poland on January 8, 2013. The Company was previously controlled by Kogom Ltd (“Kogom”), a private limited company incorporated under the laws of England and Wales.

On January 6, 2026 (“Acquisition Date”), Clomar completed a series of reorganization transactions (collectively, the “Reorganization”) with Kogom Ltd. pursuant to which Clomar acquired 100% of the outstanding equity interests of CADV. The Reorganization consisted of the following steps: (i) an exchange agreement between Clomar and Kogom Ltd., pursuant to which Clomar acquired all of the outstanding equity interests of CADV from Kogom Ltd. in exchange for 99,900 newly issued shares of Clomar common stock (the “Share Exchange”), representing 99.9% of the total issued and outstanding shares of Clomar immediately following the Share Exchange; (ii) a transfer agreement between Kogom Ltd. and Mr. Lin, pursuant to which Kogom transferred 99,900 shares of Clomar common stock, representing 99.9% of the total issued shares of Clomar, to Mr. Lin at a consideration of US$100 (“the “Transfer Agreement”); and (iii) a re-domiciliation of Clomar from its prior jurisdiction to the Cayman Islands (the “Re-domicile”), following which Clomar changed its name to Kukugan Invest. Although the underlying transaction documents outlined a reverse merger structure, the substance of the Reorganization was evaluated and concluded that the acquisition of CADV should be accounted for as a business combination under ASC 805, with Clomar identified as the accounting acquirer and CADV as the accounting acquiree. This conclusion was based on an assessment of the factors set forth in ASC 805-10-55-11 through 55-15, including the relative voting rights in the combined entity, the composition of the governing body and senior management of the combined entity. Upon completion of the Reorganization, the ultimate controlling shareholder of CADV was changed to Mr. Lin.

For the presentation purpose, references herein to “we”, “us”, “our” and “the Company” refer to the business and operations of CADV (the “Predecessor”) for all periods prior to the Reorganization and to the business and operations of Kukugan Invest and its consolidated subsidiary (the “Successor”) for all periods after the Reorganization. As a result of this designation, the financial statements reflect a change in reporting entity. Financial information for the Predecessor and Successor periods is presented on different accounting bases and is therefore not comparable. This lack of comparability is primarily due to the application of the acquisition method of accounting as of the Acquisition Date, which required the remeasurement of all acquired assets and assumed liabilities at their acquisition-date fair values. These purchase accounting adjustments established a new basis of accounting that directly impacts the comparability of revenues, expenses, and balance sheet line items between the Predecessor and Successor periods.

As a result of applying the acquisition method of accounting as of the Acquisition Date, the accompanying Successor consolidated financial statements and Predecessor standalone financial statements include a black line division to distinguish between the Predecessor and Successor reporting entities. These entities are presented on different bases and are therefore not comparable in principle. The lack of comparability is primarily due to the impacts of the Reorganization, including the re-measurement of acquired assets and assumed liabilities at fair value in the Successor consolidated financial statements. While CADV is the only subsidiary of the Company, and the Company itself has no substantial operations before the acquisition of CADV, the operational information has a considerable degree of comparability for the periods presented in the financial statements.

On April 23, 2026, Miluna Acquisition Corp. (“Miluna”), Kukugan and CADV entered into a Business Combination Agreement (the “BCA”). Pursuant to the BCA, Kukugan will merge with and into Miluna, with Miluna continuing as the surviving company (the “Merger”), and following the Merger, Miluna was renamed Kukugan Corp (“Pubco”). As a result of the Merger, CADV become a wholly-owned subsidiary of Pubco. At the closing of the Business Combination, all issued and outstanding ordinary shares of Kukugan were converted into the right of the shareholders of Pubco to receive newly issued PubCo ordinary shares. The Merger is accounted for as a reverse recapitalization accordance with U.S. GAAP. Kukugan is treated as the accounting acquirer and Miluna as the accounting acquiree.

As of the date of this report, the Merger is and the combination between Miluna and Kukugan has completed.